Investment Agreement with Dutchess Opportunity Fund II, LP	9 Months Ended
Sep. 30, 2014
Notes to Financial Statements
Investment Agreement with Dutchess Opportunity Fund II, LP

NOTE 4 – Investment Agreement with Dutchess Opportunity Fund II, LP

On September 16, 2013, the Company entered into an Investment Agreement (“Investment Agreement”) with Dutchess Opportunity Fund, II, LP, a Delaware limited partnership (“Dutchess”).  Pursuant to the terms of the Investment Agreement, Dutchess committed to purchase, in a series of purchase transactions (“Puts”), up to five million ($5,000,000) dollars of the Company’s common stock over a period of up to thirty-six (36) months.

The amount that the Company is entitled to request with each Put delivered to Dutchess is equal to, at its option, either (i) two hundred (200%) percent of the average daily volume (U.S. market only) of its common stock for three (3) trading days prior to the applicable Put Notice Date, multiplied by the average of the three (3) daily closing prices immediately preceding the Put Date or (ii) one-hundred thousand ($100,000) dollars.  The purchase price to be paid by Dutchess for the shares of the Company’s common stock covered by each Put will be equal to ninety-five (95%) percent of the lowest daily volume weighted average price (“VWAP”) of the Company’s common stock during the period beginning on the Put Notice Date and ending on and including the date that is five (5) trading days after such Put Notice Date (“Pricing Period”).  The “Put Notice Date” is the trading day immediately following the day on which Dutchess receives a Put Notice from the Company.

In conjunction with the Investment Agreement, the Company also entered into a registration rights agreement (“Registration Rights Agreement”) with Dutchess.  Pursuant to the Registration Rights Agreement, the Company filed a registration statement on Form S-1 with the Securities and Exchange Commission (“SEC”) on October 10, 2013 covering 20,000,000 shares of the Company’s common stock underlying a portion of the Investment Agreement.  In addition, during the term of the Registration Rights Agreement, the Company is obligated to maintain the effectiveness of this registration statement, as well as any subsequent registration statements that may be associated with the Investment Agreement and/or Registration Rights Agreement.

On June 10, 2014 the Company terminated the Investment Agreement with Dutchess and subsequently withdrew its effective registration statement with the SEC.

The Company received aggregate net proceeds of $42,563, or approximately $0.01 a share, from the sale of 4,174,963 registered shares of our common stock under the Dutchess Investment Agreement during the term of this agreement.